Annual Total Returns [BarChart] - GABELLI GOLD FUND INC - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(17.22%)
Annual Return 2012	(4.25%)
Annual Return 2013	(51.30%)
Annual Return 2014	(1.31%)
Annual Return 2015	(17.79%)
Annual Return 2016	53.46%
Annual Return 2017	6.22%
Annual Return 2018	(14.80%)
Annual Return 2019	43.94%
Annual Return 2020	26.31%